Cover	May 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2022
Entity File Number	001-36150
Entity Registrant Name	SORRENTO THERAPEUTICS, INC.
Entity Central Index Key	0000850261
Entity Tax Identification Number	33-0344842
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4955 Directors Place
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	203-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	SRNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false